13000630

NYSE Regulation

NYSE Regulation, Inc.
11 Wall Street, 10th Floor
New York, NY 10005
nyseregulation.com

February 13, 2013

Received SEC

FEB 13 2013

Washington, DC 20549

CERT NYS
File No. 001-35236

Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

This is to certify that on February 13, 2013 the NYSE MKT LLC (the "Exchange") received from **Orchid Island Capital, Inc.** (the "Registrant"), a copy of the Registrant's application on Form 8-A/A for the registration of the following securities:

Common Stock, $0.01 par value per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Director, Corporate Compliance
NYSE Regulation, Inc.